Financial Assets and Liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about financial instruments [abstract]
Summary of Marketable securities

The following table specifies the marketable securities portfolio:

	June 30, 2023	December 31, 2022
	(EUR’000)
Marketable securities
U.S. Treasury bills	—	79,086
U.S. Government bonds	21,576	99,337
Corporate bonds	15,304	104,236
Agency bonds	—	15,521
Total marketable securities	36,880	298,180
Classified based on maturity profiles
Non-current assets	—	7,492
Current assets	36,880	290,688
Total marketable securities	36,880	298,180
Specified by rate structure
Fixed rate	35,760	205,825
Floating rate	1,120	11,787
Zero-coupon	—	80,568
Total marketable securities	36,880	298,180
Specified by investment grade credit rating
High grade	21,576	203,530
Upper medium grade	15,304	94,650
Total marketable securities	36,880	298,180

Summary of Fair Value Hierarchy

	June 30, 2023		December 31, 2022
	Carrying amount	Fair value	Carrying amount	Fair value	Fair value level
	(EUR’000)				(1-3)
Financial assets
Marketable securities	36,880	36,461	298,180	295,843	1
Financial assets measured at amortized cost	36,880	36,461	298,180	295,843
Total financial assets	36,880	36,461	298,180	295,843
Financial liabilities
Convertible senior notes	402,686	381,161	399,186	382,459	3
Financial liabilities measured at amortized cost	402,686	381,161	399,186	382,459
Derivative liabilities	86,385	86,385	157,950	157,950	3
Financial liabilities measured at fair value through profit or loss	86,385	86,385	157,950	157,950
Total financial liabilities	489,071	467,546	557,136	540,409
The following table specifies m
Movements in Level 3 Fair Value Measurements

The following table specifies movements in level 3 fair value measurements:

	2023	2022
	(EUR’000)
Derivative liabilities
January 1	157,950	—
Additions	—	142,467
Remeasurement recognized in financial (income) or expense	(71,565)	(40,436)
June 30	86,385	102,031

Summary of Maturity Analysis For Financial Liabilities

The following table summarizes maturity analysis (on an undiscounted basis) for non-derivative financial liabilities recognized in the unaudited condensed consolidated statements of financial position at June 30, 2023:

	< 1 year	1-5 years	>5 years	Total contractual cash-flows	Carrying amount
	(EUR’000)
Financial liabilities
June 30, 2023
Borrowings
Convertible senior notes	11,906	576,799	—	588,705	402,686
Lease liabilities	14,054	52,174	54,625	120,853	103,252
Trade payables and accrued expenses	122,120	—	—	122,120	122,120
Total financial liabilities	148,080	628,973	54,625	831,678	628,058